Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 586,983	¥ 548,730
Life insurance revenues	1,052,316	910,011	¥ 857,766
Non-life insurance revenues	115,730	111,392	105,497
Amortization of deferred insurance acquisition costs charged to income	93,734	79,906	¥ 68,137
Future insurance policy benefits	6,237,048	5,633,865
Nontraditional Life Insurance Contracts [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Deferred insurance acquisition costs of non-traditional life insurance contracts	¥ 206,363	¥ 209,897
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	0.50%
Minimum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	1.70%
Minimum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	0.01%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Maximum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	2.00%
Maximum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	6.30%